Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Schedule of Derivative financial instruments

20. Derivative financial instruments

In August 2023, the Company entered into four virtual Purchase Price Agreements (“aggregated PPA”) with Adelanta to hedge its energy pricing. These agreements will become effective in the first half of 2024. The aggregated PPA includes two tranches, the first one from March 2024 to June 2025, when energy will be supplied to the Sabón plant at a fixed price of 75 EUR/MWh on a pay as produced basis, and the second tranche where energy will be supplied at a fixed price of 52 EUR/MWh on a pay as produced basis until June 2033. The fair value of the aggregated PPA as of December 31, 2023 is positive at $7,413 thousand, which is offset by approximately $(3,109 thousand) related to the initial fair value of the instrument which has been deferred and is being recognized over the life of the instrument.

In October 2023, the Company entered into an additional virtual Purchase Price Agreement with Energya VM Gestión de Energía, SLU (“Energya VM”), effective from November 2023 through June 2027. Energy will be supplied at a fixed price of 77 EUR/MWh on a pay as produced basis. The fair value of this PPA as of December 31, 2023 is negative at $699 thousand, and we have also recorded approximately $(1,815 thousand) related to the initial fair value of the instrument that has been deferred and will be recognized over the life of the instrument.

The fair value of this net settled power purchase agreements as of December 31, 2023 was estimated based on the discounted cash flow methodology. The fair value measurement is based on significant inputs that are directly or indirectly observable in the market, which IFRS 13 refers to as Level 2 inputs. Key assumptions include discount rates, energy volumes and the market electricity price. See Note 30 for further information.

The net value of the power purchase agreements as of December 31, 2023 is presented in the consolidated statements of financial position as follows:

	Other financial assets (Note 9)			Other financial liabilities (Note 19)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
Derivative financial instruments:
PPA Adelanta	5,722	—	5,722	—	(1,418)	(1,418)
PPA EnergyaVM		—	—	(1,541)	(882)	(2,423)
Total	5,722	—	5,722	(1,541)	(2,300)	(3,841)

The Company deems its PPAs to qualify for hedge accounting whereby we record the changes in the fair value of the instruments in “Arising from cash flow hedges” in the consolidated statements of comprehensive income (loss).

The following tables summarize the unrealized and realized gains (losses) related to the derivative instruments:

	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss
Derivative financial instruments:
PPA Adelanta	4,582	—
PPA EnergyaVM	(2,337)	83
Total	2,245	83

The purchase commitments for each PPA, in MWh, as of December 31, 2023 is as follows:

	2023
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
PPA Adelanta	54,857	92,913	361,000	557,056	1,065,826
PPA Energya VM	30,750	30,000	45,000		105,750